Consolidated shareholders’ equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) € in Millions		1 Months Ended			12 Months Ended
		Apr. 30, 2024 shares	May 31, 2023 shares	May 31, 2022 shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)					147,894	126,935	123,940
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)					147,894	126,935	123,940
Restricted shares
Disclosure of classes of share capital [line items]
Total expense for restricted share plans | €	[1]				€ 260	€ 231	€ 206
Number of shares not yet fully vested (in shares)	[1]				10,914,134	9,773,084	9,245,513
Restricted Share Plan 2024 Member
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	[1]				4,454,299	0	0
Restricted Share Plan 2024 Member | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)	[2]				4,505,145
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	[2]				4,505,145
Restricted Share Plan 2024 Member | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)		139,665			1,616,643
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)		139,665			1,616,643
Restricted share plan 2023
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	[1]				3,501,088	3,780,513	0
Restricted share plan 2023 | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)	[2]					3,838,434
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	[2]					3,838,434
Restricted share plan 2023 | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)						1,413,387
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)						1,413,387
Restricted share plan 2022
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	[1]				2,958,747	3,099,158	3,330,801
Restricted share plan 2022 | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)	[2]						3,344,432
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	[2]						3,344,432
Restricted share plan 2022 | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)				114,874			1,343,805
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)				114,874			1,343,805
Restricted share plan 2021
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	[1]				0	2,893,413	3,097,531
Restricted share plan 2021 | With market condition | Performance share plan one
Disclosure of classes of share capital [line items]
Number of options granted (in shares)			121,097
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)			121,097
Restricted share plan 2020
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	[1]				0	0	2,817,181

[1]	(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 147,894 additional shares awarded in 2024, versus 126,935 awarded in 2023 and 123,940 awarded in 2022
[2]	(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and
8,229 awarded in December 2024 (versus 121,097 awarded in May 2023 and 5,838 awarded in December 2023).